Variable Portfolio – Partners International Growth Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Growth Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Australia 1.9%
Aristocrat Leisure Ltd.	260,218	10,524,028
Cochlear Ltd.	21,600	3,559,875
CSL Ltd.	44,100	6,940,866
Pro Medicus Ltd.	29,728	3,762,836
Total		24,787,605
Belgium 1.0%
UCB SA	69,413	12,221,186
Brazil 1.3%
MercadoLibre, Inc.(a)	8,354	16,297,568
Canada 8.0%
Alimentation Couche-Tard, Inc.	142,600	7,032,641
Brookfield Asset Management Ltd., Class A	252,760	12,246,222
Canadian National Railway Co.	66,900	6,510,320
Constellation Software, Inc.	6,137	19,435,447
Dollarama, Inc.	147,552	15,777,980
Intact Financial Corp.	98,513	20,127,033
Royal Bank of Canada	114,921	12,945,133
Shopify, Inc., Class A(a)	82,080	7,836,998
Total		101,911,774
China 5.1%
ANTA Sports Products Ltd.	837,200	9,205,018
BYD Co., Ltd., Class H	180,500	9,139,893
Tencent Holdings Ltd.	300,200	19,181,565
Trip.com Group Ltd	241,700	15,364,103
Yum China Holdings, Inc.	230,975	12,024,559
Total		64,915,138
Denmark 2.7%
Coloplast A/S, Class B	67,500	7,079,647
DSV A/S	59,587	11,523,006
Novo Nordisk A/S, Class B	224,083	15,322,423
Total		33,925,076
Finland 0.5%
KONE OYJ, Class B	128,300	7,079,039
Common Stocks (continued)
Issuer	Shares	Value ($)
France 7.8%
Air Liquide SA	48,158	9,147,382
Dassault Systemes SE	195,400	7,439,412
Hermes International SCA	2,810	7,393,447
L’Oreal SA	18,600	6,913,489
LVMH Moet Hennessy Louis Vuitton SE	11,700	7,245,560
Safran SA	54,368	14,314,195
Schneider Electric SE	69,001	15,928,563
Thales SA	84,254	22,396,523
TotalEnergies SE	122,900	7,918,814
Total		98,697,385
Germany 7.6%
Adidas AG	22,050	5,200,724
Heidelberg Materials AG	55,045	9,488,526
Infineon Technologies AG	211,100	7,036,998
Merck KGaA	49,100	6,756,649
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	22,312	14,094,959
Rheinmetall AG	7,542	10,792,020
SAP SE	133,135	35,673,480
Symrise AG	73,383	7,607,912
Total		96,651,268
Hong Kong 3.1%
AIA Group Ltd.	2,704,600	20,473,480
CLP Holdings Ltd.	108,000	879,204
Hong Kong Exchanges and Clearing Ltd.	332,000	14,768,757
Jardine Matheson Holdings Ltd.	89,700	3,788,281
Total		39,909,722
India 1.7%
Bharat Electronics Ltd.	2,150,101	7,520,939
ICICI Bank Ltd.	912,942	14,349,642
Total		21,870,581
Ireland 1.7%
Flutter Entertainment PLC(a)	40,896	9,060,509
Kingspan Group PLC	154,490	12,479,425
Total		21,539,934

Variable Portfolio – Partners International Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 4.2%
Ferrari NV	35,467	15,175,620
Ferrari NV	14,400	6,149,672
Prysmian SpA	146,402	8,058,991
Recordati Industria Chimica e Farmaceutica SpA	79,900	4,527,764
UniCredit SpA	340,566	19,116,703
Total		53,028,750
Japan 13.3%
Advantest Corp.	22,000	980,683
Asics Corp.	629,600	13,352,289
Chugai Pharmaceutical Co., Ltd.	222,800	10,206,816
Daiichi Sankyo Co., Ltd.	200,800	4,781,828
Daikin Industries Ltd.	45,300	4,915,896
FANUC Corp.	151,500	4,127,732
Hoya Corp.	161,700	18,249,218
Keyence Corp.	54,540	21,445,683
MISUMI Group, Inc.	231,200	3,848,253
Murata Manufacturing Co., Ltd.	203,800	3,143,605
Obic Co., Ltd.	161,000	4,642,116
Recruit Holdings Co., Ltd.	154,100	7,984,117
Shimadzu Corp.	130,700	3,264,709
Shin-Etsu Chemical Co., Ltd.	223,100	6,366,196
SMC Corp.	15,500	5,546,581
Sumitomo Mitsui Financial Group, Inc.	741,800	19,075,098
Sysmex Corp.	355,200	6,780,772
Terumo Corp.	342,400	6,442,611
Tokio Marine Holdings, Inc.	377,300	14,678,039
Tokyo Electron Ltd.	66,800	9,160,457
Total		168,992,699
Netherlands 3.4%
ASM International NV	15,302	6,973,019
ASML Holding NV	31,046	20,545,428
Universal Music Group NV	295,500	8,159,643
Wolters Kluwer NV	45,800	7,130,891
Total		42,808,981
Singapore 0.5%
CapitaLand Ascendas REIT	3,239,724	6,401,191
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 0.9%
SK Hynix, Inc.	82,437	10,989,350
Spain 4.3%
Amadeus IT Group SA, Class A	225,883	17,298,798
Banco Bilbao Vizcaya Argentaria SA	1,413,667	19,293,139
Industria de Diseno Textil SA	377,415	18,792,202
Total		55,384,139
Sweden 1.8%
Atlas Copco AB, Class A	1,009,968	16,132,657
Atlas Copco AB, Class B	465,900	6,551,542
Total		22,684,199
Switzerland 7.1%
ABB Ltd.	196,941	10,161,753
Kuehne & Nagel International AG	23,700	5,473,059
Lonza Group AG, Registered Shares	37,137	22,942,120
Novartis AG, Registered Shares	31,900	3,543,127
Partners Group Holding AG	9,028	12,848,669
Roche Holding AG, Genusschein Shares	26,000	8,557,318
Sandoz Group AG, ADR	338,794	14,207,003
SGS SA, Registered Shares	76,979	7,670,094
VAT Group AG	13,600	4,902,285
Total		90,305,428
Taiwan 5.6%
MediaTek, Inc.	256,000	11,033,716
Sea Ltd. ADR(a)	123,569	16,124,519
Taiwan Semiconductor Manufacturing Co., Ltd.	1,128,000	31,767,853
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	74,000	12,284,000
Total		71,210,088
United Kingdom 13.3%
3i Group PLC	374,019	17,586,608
AstraZeneca PLC	96,528	14,174,639
BAE Systems PLC	936,423	18,908,718
Compass Group PLC	742,664	24,564,580
Diageo PLC	206,900	5,406,845
Experian PLC	572,984	26,549,402
Halma PLC	318,008	10,669,679
London Stock Exchange Group PLC	139,482	20,716,881
RELX PLC	301,308	15,134,909
Variable Portfolio – Partners International Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sage Group PLC (The)	363,573	5,708,216
Unilever PLC	158,424	9,452,697
Total		168,873,174
United States 1.6%
Atlassian Corp., Class A(a)	31,720	6,731,301
Spotify Technology SA(a)	25,246	13,886,058
Total		20,617,359
Total Common Stocks (Cost $1,151,644,377)		1,251,101,634

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	21,072,238	21,068,023
Total Money Market Funds (Cost $21,066,860)		21,068,023
Total Investments in Securities (Cost $1,172,711,237)		1,272,169,657
Other Assets & Liabilities, Net		(964,034)
Net Assets		$1,271,205,623
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	14,730,881	86,225,964	(79,889,985)	1,163	21,068,023	259	167,891	21,072,238
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Partners International Growth Fund  | 2025

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1QT7055_12_D01_(05/25)